Note 6 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Other Current Assets [Text Block]

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2013	December 31, 2012
Prepaid insurance	$152,812	$8,046
Prepaid - other	68,906	160,385
Vendor deposits	95,792	251,677
	$317,510	$420,108